Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Customer deposits	$ 295,000	$ 293,000
Deferred revenue	35,000	0
Share based compensation	1,760,000	0
NOL carryforward	5,400,000	2,377,000
Total deferred tax asset	7,490,000	2,670,000
Deferred tax liabilities:
Deferred revenue	0	285,000
Intangible asset amortization	20,000	0
Total deferred tax liabilities	20,000	285,000
Net deferred tax assets	7,470,000	2,385,000
Less: Valuation allowance	(7,470,000)	(2,385,000)
Net	$ 0	$ 0